Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2020
Video and studio equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets [Line Items]
Property and equipment, estimated useful lives	5 years
Website and internally developed software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets [Line Items]
Property and equipment, estimated useful lives	3 years
Computer and electronics [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets [Line Items]
Property and equipment, estimated useful lives	5 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets [Line Items]
Property and equipment, estimated useful lives	5 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets [Line Items]
Property and equipment, estimated useful lives or lease term	Lesser of useful life or lease term